Commitments and contingencies - Contractual Obligations (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Nov. 03, 2016
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	€ 10,613.8
1 year	4,599.9
2 year	1,324.2
3 year	1,074.7
4 year	122.5
5 year	85.2
>5 years	3,407.3
Long-Term Debt Obligations, including interest
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	4,874.5
1 year	76.4
2 year	572.9
3 year	818.9
4 year	39.9
5 year	35.2
>5 years	3,331.2
Lease Obligations
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	176.3
1 year	46.5
2 year	37.1
3 year	24.5
4 year	15.0
5 year	12.1
>5 years	41.1
Purchase Obligations
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	5,243.1
1 year	4,247.3
2 year	624.0
3 year	231.3
4 year	67.6
5 year	37.9
>5 years	35.0
Carl Zeiss SMT GmbH High-NA Funding
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	319.9	€ 524.8	€ 760.0
1 year	229.7
2 year	90.2
3 year	0.0
4 year	0.0
5 year	0.0
>5 years	€ 0.0